Gross investment in lease (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Gross Investment in Lease

	2013	2012
Gross investment in lease	$80,123	$95,798
Current portion	(21,170)	(15,977)

	$58,953	$79,821